MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Principal repayments
Corporate borrowings	$ 6,409	$ 5,659
Property-specific borrowings	103,209	63,721
Subsidiary borrowings	8,600	9,009
Non-recourse borrowings of managed entities	111,809	72,730
Subsidiary equity obligations	3,876	3,661
Interest expense
Corporate borrowings	3,014	2,648
Non-recourse borrowings	26,394	17,161
Subsidiary equity obligations	885	1,316
Less than 1 year
Principal repayments
Corporate borrowings	440	0
Property-specific borrowings	10,764
Subsidiary borrowings	395
Non-recourse borrowings of managed entities	11,159	10,756
Subsidiary equity obligations	185	76
Interest expense
Corporate borrowings	278	259
Non-recourse borrowings	5,126	3,248
Subsidiary equity obligations	151	226
1 to 3 Years
Principal repayments
Corporate borrowings	257	478
Non-recourse borrowings of managed entities	34,055	17,695
Subsidiary equity obligations	1,417	53
Interest expense
Corporate borrowings	535	494
Non-recourse borrowings	8,124	5,024
Subsidiary equity obligations	307	428
Later than four years and not later than five years [member]
Principal repayments
Corporate borrowings		278
Property-specific borrowings	13,574
Subsidiary borrowings	986
Non-recourse borrowings of managed entities		16,764
Subsidiary equity obligations		1,001
Interest expense
Corporate borrowings		462
Non-recourse borrowings		3,575
Subsidiary equity obligations		340
Later than three years and not later than five years [member]
Principal repayments
Corporate borrowings	441
Non-recourse borrowings of managed entities	24,633
Subsidiary equity obligations	356
Interest expense
Corporate borrowings	504
Non-recourse borrowings	5,820
Subsidiary equity obligations	218
Greater than 5 years
Principal repayments
Corporate borrowings	5,271	4,903
Property-specific borrowings	39,026
Subsidiary borrowings	2,936
Non-recourse borrowings of managed entities	41,962	27,515
Subsidiary equity obligations	1,918	2,531
Interest expense
Corporate borrowings	1,697	1,433
Non-recourse borrowings	7,324	5,314
Subsidiary equity obligations	$ 209	$ 322